VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—0.8%
South Korea—0.8%
Samsung Electronics Co., Ltd., 1.790%	6,745	$ 326
Total Preferred Stock (Identified Cost $283)		326

Common Stocks—98.0%
Brazil—4.2%
Cia Siderurgica Nacional S.A.	47,972	194
Localiza Rent a Car S.A.	17,369	228
Lojas Renner S.A.	68,093	244
TOTVS S.A.	38,451	267
Vale S.A.	18,200	289
WEG S.A.	57,818	439
		1,661

Cayman Islands—2.6%
Baidu, Inc. Class A(1)	18,764	279
KE Holdings, Inc. Class A	57,200	317
Sands China Ltd.(1)	98,400	288
ZTO Express Cayman, Inc.	6,858	142
		1,026

China—35.5%
Alibaba Group Holding Ltd.	90,123	873
ANTA Sports Products Ltd.	160,559	1,558
Bank of Ningbo Co., Ltd. Class A	37,154	105
BYD Co., Ltd. Class H	8,795	242
China Merchants Bank Co., Ltd. Class A	238,682	936
East Money Information Co., Ltd. Class A	127,906	253
ENN Energy Holdings Ltd.	225,814	1,663
ENN Natural Gas Co., Ltd. Class A	113,100	268
JD.com, Inc. Class A	55,827	804
Kweichow Moutai Co., Ltd. Class A	1,300	316
Li Ning Co., Ltd.	612,512	1,639
LONGi Green Energy Technology Co., Ltd. Class A	72,000	233
Luxshare Precision Industry Co., Ltd. Class A	196,430	954
Meituan Class B(1)	24,628	258
Shanghai Baosight Software Co., Ltd. Class B	129,400	274
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	6,800	279
Tencent Holdings Ltd.	35,880	1,349
Thunder Software Technology Co., Ltd. Class A	21,900	247
Weihai Guangwei Composites Co., Ltd. Class A	69,040	260
Wuliangye Yibin Co., Ltd. Class A	12,855	254
WuXi AppTec Co., Ltd. Class H	21,347	217
	Shares	Value

China—continued
Wuxi Biologics Cayman, Inc.(1)	43,957	$ 167
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	64,201	254
Yealink Network Technology Corp., Ltd. Class A	48,120	201
Zhejiang Dingli Machinery Co., Ltd. Class A	38,900	281
		13,885

Colombia—0.7%
Interconexion Electrica S.A. ESP	66,460	266
France—0.7%
BioMerieux	2,487	276
Hong Kong—1.1%
AIA Group Ltd.	31,417	274
China Mengniu Dairy Co., Ltd.(1)	64,087	172
		446

India—11.2%
Bajaj Finance Ltd.	3,001	264
Bandhan Bank Ltd.	94,353	274
Berger Paints India Ltd.	77,482	563
Bharti Airtel Ltd.	22,380	278
Eicher Motors Ltd.	11,671	581
HDFC Bank Ltd.	62,619	1,286
ICICI Lombard General Insurance Co., Ltd.	15,579	266
Indraprastha Gas Ltd.	115,049	578
Kotak Mahindra Bank Ltd.	12,291	282
		4,372

Indonesia—1.2%
Bank Central Asia Tbk PT	476,500	291
Semen Indonesia Persero Tbk PT	472,174	196
		487

Japan—7.0%
MonotaRO Co., Ltd. Unsponsored ADR	116,943	1,261
Nippon Paint Holdings Co., Ltd.	150,400	1,216
Nippon Paint Holdings Co., Ltd. Unsponsored ADR	70,926	267
		2,744

Malaysia—0.7%
MR DIY Group M Bhd	848,466	268
Mexico—0.7%
Wal-Mart de Mexico SAB de C.V.	64,900	273
Netherlands—3.7%
ASML Holding N.V.	1,923	1,447
	Shares	Value

Philippines—2.0%
Ayala Corp.	20,569	$ 253
Ayala Land, Inc.	445,030	277
JG Summit Holdings, Inc.	368,600	254
		784

Poland—1.4%
Bank Polska Kasa Opieki S.A.	7,131	276
Dino Polska S.A.(1)	2,351	275
		551

Qatar—1.5%
Qatar Islamic Bank SAQ	51,203	294
Qatar National Bank QPSC	63,524	280
		574

Russia—0.0%
Polyus PJSC GDR(1)(2)(3)	4,887	—(4)
Saudi Arabia—0.7%
Saudi Arabian Oil Co.	28,832	254
South Africa—4.3%
Anglo American Platinum Ltd.	5,445	287
Capitec Bank Holdings Ltd.	2,587	287
Clicks Group Ltd.	15,719	280
Impala Platinum Holdings Ltd.	57,248	286
Northam Platinum Holdings Ltd.	36,265	278
Sibanye Stillwater Ltd.	196,319	267
		1,685

South Korea—6.9%
Cheil Worldwide, Inc.(1)	37,457	553
CJ Logistics Corp.(1)	2,878	284
Coupang, Inc. Class A(1)	13,580	220
NAVER Corp.	1,619	282
NICE Information Service Co., Ltd.(1)	29,958	220
Samsung Electronics Co., Ltd.	5,298	323
Samsung SDI Co., Ltd.(1)	1,664	610
Saramin Co., Ltd.(1)	15,461	210
		2,702

Taiwan—10.3%
Chailease Holding Co., Ltd.	47,000	296
Chroma ATE, Inc.	43,000	298
Delta Electronics, Inc.	28,000	286
Hotai Motor Co., Ltd.	13,000	300
Taiwan Semiconductor Manufacturing Co., Ltd.	147,121	2,843
		4,023

Thailand—0.8%
Bangkok Dusit Medical Services PCL	378,400	308
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

United Arab Emirates—0.8%
First Abu Dhabi Bank PJSC	79,276	$ 301
Total Common Stocks (Identified Cost $38,919)		38,333

Rights—0.0%
Brazil—0.0%
Localiza Rent a Car S.A., 02/06/24(1)	67	—(4)
Total Rights (Identified Cost $—)		—(4)

Total Long-Term Investments—98.8% (Identified Cost $39,202)		38,659

TOTAL INVESTMENTS—98.8% (Identified Cost $39,202)		$38,659
Other assets and liabilities, net—1.2%		454
NET ASSETS—100.0%		$39,113
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).

Country Weightings†
China	36%
India	11
Taiwan	10
South Korea	8
Japan	7
South Africa	4
Brazil	4
Other	20
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stock	$326	$326	$—
Common Stocks	38,333	38,333	—(1)
Rights	—(1)	—(1)	—
Total Investments	$38,659	$38,659	$—(1)

(1)	Amount is less than $500 (not in thousands).
There were no securities valued using significant observable inputs (Level 2) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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